Balance Sheets - USD ($)	Jun. 30, 2015	Sep. 30, 2014
Current assets:
Cash or cash equivalents	$ 4,345
Accounts receivable	4,900
Total current assets	9,245	$ 0
Fixed assets:
Property and Equipment	2,194
Software	58,333
Furniture and Fixtures	10,413
Intangible Assets	34,750
Accumulated Depreciation	(10,680)
Total Fixed Assets	95,010	$ 0
Other assets:
Libra Wellness Center, LLC (4% ownership)	40,000
Total Other Assets	40,000	$ 0
Total assets	144,255	0
LIABILITIES AND SHAREHOLDER'S DEFICIT
Accounts payable	11,375	46,289
Loans payable- related party	62,500	10,000
Short Term Notes - related party	40,000
Total liabilities	113,875	56,289
Shareholder's equity:
Class A Preferred Stock, Par Value $.0001, 1,850,000 authorized, 1,840,000 issued and outstanding, respectively	184	184
Class B Preferred Stock, Par Value $.0001, 5,000,000 authorized, 5,000,000 issued and outstanding, respectively	500	500
Common stock, par value $0.0001, 750,000,000 authorized, 351,967,345 and 290,144,844 issued and outstanding, respectively	35,197	29,014
Additional paid in capital	1,168,416	(32,364)
Accumulated deficit	(1,173,917)	(53,623)
Total shareholders' deficit	30,380	(56,289)
Total liabilities and shareholders' deficit	$ 144,255	$ 0